Stockholders Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Stockholders Equity

NOTE 4 - STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue 10,000,000,000 shares of common stock, $0.001 par value per share. The holders of our common stock are entitled to one vote per share of common stock held and have equal rights to receive dividends when, and if, declared by our Board of Directors, out of funds legally available therefore, subject to the preference of any holders of preferred stock. In the event of liquidation, holders of common stock are entitled to share ratably in the net assets available for distribution to stockholders, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights.

During the three months ending June 30, 2011, we issued the following:

(1) 292,788,248 shares of common stock to independent third parties for services provided, valued at $254,100.

(2) 471,814,805 shares of common stock to accredited investors for cash proceeds of $159,812.

(3) 100,000 shares of common stock to convert outstanding debt and settle accounts payable with a total value of $150.

(4) 400,000,000 shares of common stock were issued under conversions of $25,000 of convertible notes originally issued for services with during fiscal 2011.

(5) 1,159,115,152 shares of common stock under warrant exercises at an average strike price of $0.0000509. The warrants were issued in exchange for contributions to our treasury stock of 5,300,000 shares by the warrant holders.

Of the 1,159,115,152 warrants issued during the June 2011 period, 890,000 warrants were accounted for as compensatory issuances and carried compensation expense of $413,163. The remaining 269,115,152 warrants were accounted for as a component of stock purchases and carried no compensation expense.

Anti-dilution Rights to Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in us does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue shares equal to one percent of such issuance to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. During the 3 months ended June 30, 2011, we issued Charter Financial Holdings, LLC 35,228,467 shares at a fair market value of $17,614 for legal services.

In addition, during the three months ended June 30, 2011, we issued 70,000,000 shares with a fair value of $42,000 to an investor for no additional consideration. The entire fair value was recorded to expense during the three months ended June 30, 2011.

NOTE 7 - STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue ten billion (10,000,000,000) shares of common stock, $0.001 par value per share. The holders of our common stock are entitled to one vote per share of common stock held and have equal rights to receive dividends when, and if, declared by our Board of Directors, out of funds legally available therefore, subject to the preference of any holders of preferred stock. In the event of liquidation, holders of common stock are entitled to share ratably in the net assets available for distribution to stockholders, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights.

During the fiscal year ended March 31, 2011, we completed the following transactions involving our common stock:

-          we raised net proceeds of $738,927 from the sale of 868,548,940 shares of our common stock

-          we issued to independent third parties 629,223,486 shares of common stock for services provided, valued at $1,172,505. All shares issued to third parties during the year were fully vested and non-forfeitable on the date of grant, resulting in the entire amount of $1,172,505 being expensed during fiscal 2011

-          we issued 275,270,325 shares of common stock with a fair value of $594,604 for settlement of notes payable and accounts payable with a carrying value of $516,512. The difference between the fair value of the common stock and the carrying value of the payables settled of $78,092 was recorded as a loss on settlement of debt

-          we issued 1,231,000,000 shares of common stock for conversion of $335,938 of debt originally issued under consulting arrangements described in Note 13

-          we issued 43,225,511 shares of common stock with a fair value of $103,742 to certain private placement investors for anti-dilution price protection. The anti-dilution provisions of their original subscription agreements expired in September of 2010

-          we issued 3,150,400 shares of common stock for the conversion of an equivalent number of shares of preferred stock – series B

-          we issued 25,500,000 shares of common stock with a fair value of $9,000 for inventory

During the fiscal year ended March 31, 2010 we completed the following transactions involving our common stock:

-          we raised net proceeds of $1,329,381 from the sale of 588,964,996 shares of our common stock

-          we issued to independent third parties 236,666,654 shares of common stock for services provided, valued at $1,672,207. All shares issued to third parties during the year were fully vested and non-forfeitable on the date of grant, resulting in the entire amount of $1,672,207 being expensed during fiscal 2010

-          we issued 511,316,043 shares of common stock with a fair value of $6,766,671 for settlement of notes payable and accounts payable with a carrying value of $1,791,338. The difference between the fair value of the common stock and the carrying value of the payables settled of $4,975,333 was recorded as a loss on settlement of debt. $2,770,899 of the $4,975,533 loss related to induced conversions on convertible notes payable where we issued more shares than were required under the original note agreements. The loss on these induced conversions of $2,770,899 is included in interest expense in the consolidated statement of operations.

-          we issued 280,000,000 shares of common stock for conversion of $80,000 of debt originally issued under consulting arrangements described in Note 13

-          we issued 6,000,000 shares of common stock with a fair value of $130,668 to an employee for services provided

-          we issued 40,000 shares of common stock for the conversion of an equivalent number of shares of preferred stock – series B

-          we issued 151,500,000 shares of common stock for the conversion of 101 shares of preferred stock – series D

Preferred Stock

We are authorized to issue Sixty Million (60,000,000) shares of $0.001 par value preferred stock of which 3,586,245 preferred A shares, 7,890,529 preferred B shares, 10,000 preferred C shares and 9 preferred D shares are issued and outstanding as of March 31, 2011. The various series of preferred stock do not have any dividend rights.

Preferred A and B shares are convertible on a one for one basis with our common stock at the sole discretion of the holder. Each preferred A share vote is equal to one common stock vote. The preferred stock is entitled to preference over the common stock with respect to the distribution of our assets in the event of our liquidation, dissolution, or winding-up, whether voluntarily or involuntarily, or in the event of any other distribution of our assets of among the shareholders for the purpose of winding-up our affairs. The authorized but unissued shares of preferred stock may be divided into and issued in designated series from time to time by one or more resolutions adopted by the Board of Directors. The Directors in their sole discretion shall have the power to determine the relative powers, preferences, and rights of each series of preferred stock. The holders of series A preferred stock have a liquidation preference equal to the sum of the converted principal, accrued interest and value of converted common stock, aggregating $188,500 at March 31, 2011 and March 31, 2010, respectively.

The authorized number of shares of Series C Preferred Stock is Ten Thousand (10,000). The holders of the Series C Preferred Stock shall be entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock. Series C Preferred Shares have an aggregate liquidation preference of $100. During the year ended March 31, 2010, we issued 10,000 shares of Series C Preferred Stock with a fair value of $10 to our chief executive officer for services provided.

According the Certificate of Designations for the Series C Preferred Stock, the holders of the Series C Preferred Stock are entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock.  The ownership of the Series C Preferred Stock gives our CEO the voting equivalency of 10 billion shares plus his other voting securities that he might own from time to time

The authorized number of Series D Preferred Stock is One Thousand (1,000). The holders of the Series D Preferred Stock shall be entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock. Each holder of Series D Stock shall have the right, at such holder’s option, at any time or from time to time from and after the day immediately following the date the Series D Stock is first issued, to convert each share of Series D Stock into one million (1,000,000) fully-paid and non-assessable shares of the Company’s common stock. During the year ended March 31, 2010, we issued 110 shares of Series D Preferred Stock with a fair value of $3,385,005 to our directors for services provided.